Marketable Securities (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amortized cost
Amortized cost due within one year	$ 4,045
Amortized cost due after one year through three years	8,942
Amortized cost	12,987	$ 48,106
Unrealized gains
Marketable securities unrealized gain due within one year
Marketable securities unrealized gain due after one year through three years
Unrealized Gains		112
Unrealized Losses
Marketable securities unrealized gain due within one year	(5)
Marketable securities unrealized losses due after one year through three years	(53)
Unrealized losses	(58)	(264)
Market Value
Marketable securities market value due within one year	4,040
Marketable securities market value due after one year through three years	8,889
Market value	$ 12,929	$ 47,954